Alger AI Enablers & Adopters Annual Total Returns	12 Months Ended
Dec. 31, 2025
Class Z Shares [Member] | Alger AI Enablers & Adopters | Class Z
Prospectus [Line Items]
Annual Return [Percent]	41.25%